Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Nov. 08, 2012
(Columbia California Intermediate Municipal Bond Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.47%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.10%	[1]
Total annual Fund operating expenses	0.57%
Fee waivers and/or reimbursements	(0.18%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.39%
(Columbia Convertible Securities Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.82%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.21%	[1]
Total annual Fund operating expenses	1.03%
Fee waivers and/or reimbursements	(0.11%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.92%
(Columbia Convertible Securities Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.82%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.08%	[1]
Total annual Fund operating expenses	0.90%
Fee waivers and/or reimbursements	(0.11%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.79%
(Columbia International Value Fund) | Class R4 Shares
Operating Expenses:
Management fees	1.02%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.26%	[1]
Total annual Fund operating expenses	1.28%
Fee waivers and/or reimbursements	(0.07%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.21%
(Columbia International Value Fund) | Class R5 Shares
Operating Expenses:
Management fees	1.02%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.11%	[1]
Total annual Fund operating expenses	1.13%
Fee waivers and/or reimbursements	(0.01%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.12%
(Columbia Large Cap Core Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.73%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.08%	[1]
Total annual Fund operating expenses	0.81%
(Columbia Large Cap Index Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	none	[1]
Total annual Fund operating expenses	0.20%
(Columbia LifeGoal Growth Portfolio) | Class R4 Shares
Operating Expenses:
Management fees	0.02%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.25%	[1]
Acquired Fund Fees and Expenses	0.84%
Total annual Fund operating expenses	1.11%
Fee waivers and/or reimbursements	(0.01%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.10%
(Columbia LifeGoal Growth Portfolio) | Class R5 Shares
Operating Expenses:
Management fees	0.02%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.10%	[1]
Acquired Fund Fees and Expenses	0.84%
Total annual Fund operating expenses	0.96%
Fee waivers and/or reimbursements	none	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.96%
(Columbia LifeGoal Balanced Growth Portfolio) | Class K Shares
Operating Expenses:
Management fees	0.06%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.34%	[1]
Acquired Fund Fees and Expenses	0.74%
Total annual Fund operating expenses	1.14%
(Columbia LifeGoal Balanced Growth Portfolio) | Class R4 Shares
Operating Expenses:
Management fees	0.06%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.20%	[1]
Acquired Fund Fees and Expenses	0.74%
Total annual Fund operating expenses	1.00%
(Columbia LifeGoal Balanced Growth Portfolio) | Class R5 Shares
Operating Expenses:
Management fees	0.06%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.09%	[1]
Acquired Fund Fees and Expenses	0.74%
Total annual Fund operating expenses	0.89%
(Columbia LifeGoal Income and Growth Portfolio) | Class K Shares
Operating Expenses:
Management fees	0.09%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.43%	[1]
Acquired Fund Fees and Expenses	0.60%
Total annual Fund operating expenses	1.12%
Fee waivers and/or reimbursements	(0.02%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.10%
(Columbia LifeGoal Income and Growth Portfolio) | Class R4 Shares
Operating Expenses:
Management fees	0.09%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.30%	[1]
Acquired Fund Fees and Expenses	0.60%
Total annual Fund operating expenses	0.99%
Fee waivers and/or reimbursements	(0.06%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.93%
(Columbia LifeGoal Income and Growth Portfolio) | Class R5 Shares
Operating Expenses:
Management fees	0.09%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.18%	[1]
Acquired Fund Fees and Expenses	0.60%
Total annual Fund operating expenses	0.87%
Fee waivers and/or reimbursements	(0.02%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.85%
(Columbia Marsico 21st Century Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.88%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.26%	[1]
Total annual Fund operating expenses	1.14%
Fee waivers and/or reimbursements	(0.08%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.06%
(Columbia Marsico Focused Equities Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.88%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.25%	[1]
Total annual Fund operating expenses	1.13%
Fee waivers and/or reimbursements	(0.13%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.00%
(Columbia Marsico Growth Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.22%	[1]
Total annual Fund operating expenses	1.09%
Fee waivers and/or reimbursements	(0.09%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.00%
(Columbia Marsico Growth Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.87%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.07%	[1]
Total annual Fund operating expenses	0.94%
Fee waivers and/or reimbursements	(0.02%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.92%
(Columbia Marsico International Opportunities Fund) | Class R4 Shares
Operating Expenses:
Management fees	1.02%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.24%	[1]
Total annual Fund operating expenses	1.26%
Fee waivers and/or reimbursements	(0.02%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.24%
(Columbia Mid Cap Index Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.07%	[1]
Acquired Fund Fees and Expenses	0.01%
Total annual Fund operating expenses	0.28%
Fee waivers and/or reimbursements	(0.15%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.13%
(Columbia Mid Cap Value Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.70%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.24%	[1]
Total annual Fund operating expenses	0.94%
(Columbia Mid Cap Value Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.70%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.08%	[1]
Total annual Fund operating expenses	0.78%
(Columbia Multi-Advisor International Equity Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.80%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.33%	[1]
Total annual Fund operating expenses	1.13%
(Columbia Multi-Advisor International Equity Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.80%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.12%	[1]
Total annual Fund operating expenses	0.92%
(Columbia Short Term Bond Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.42%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.21%	[1]
Total annual Fund operating expenses	0.63%
Fee waivers and/or reimbursements	(0.07%)	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.56%
(Columbia Short Term Bond Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.42%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.07%	[1]
Total annual Fund operating expenses	0.49%
Fee waivers and/or reimbursements	(0.02%)	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.47%
(Columbia Short Term Municipal Bond Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.42%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.07%	[1]
Total annual Fund operating expenses	0.49%
Fee waivers and/or reimbursements	(0.10%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.39%
(Columbia Small Cap Index Fund) | Class R5 Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	none	[1]
Acquired Fund Fees and Expenses	0.02%
Total annual Fund operating expenses	0.22%
(Columbia Small Cap Value Fund II) | Class R4 Shares
Operating Expenses:
Management fees	0.81%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.34%	[1]
Total annual Fund operating expenses	1.15%
Fee waivers and/or reimbursements	(0.09%)	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.06%
(Columbia Small Cap Value Fund II) | Class R5 Shares
Operating Expenses:
Management fees	0.81%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.08%	[1]
Total annual Fund operating expenses	0.89%
Fee waivers and/or reimbursements	none	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.89%
(Columbia Small Cap Value Fund II) | Class Y Shares
Operating Expenses:
Management fees	0.81%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.03%	[1]
Total annual Fund operating expenses	0.84%
Fee waivers and/or reimbursements	none	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.84%

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 8, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.39% for Class R5.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 8, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.92% for Class R4 and 0.79% for Class R5.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 8, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.21% for Class R4 and 1.12% for Class R5.
[5]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment advisory fees and extraordinary expenses) until November 8, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.26% for Class R4 and 0.15% for Class R5.
[6]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment advisory fees and extraordinary expenses) until May 31, 2014 for Class K and until November 8, 2013 for Class R4 and Class R5, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.43% for Class K, 0.26% for Class R4 and 0.18% for Class R5.
[7]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 8, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.06% for Class R4.
[8]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 8, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.00% for Class R4.
[9]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 8, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.00% for Class R4 and 0.92% for Class R5.
[10]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 8, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.24% for Class R4.
[11]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 8, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.12% for Class R5.
[12]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 8, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.56% for Class R4 and 0.47% for Class R5.
[13]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.06% for Class R4, 1.03% for Class R5 and 0.98% for Class Y.